New standards and regulatory changes - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets and subleases	$ 456,225		$ 0
2019
Disclosure of initial application of standards or interpretations [line items]
Lease Term	12 months
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets and subleases		$ 490,245